Portfolio of Investments
Columbia Dividend Opportunity Fund, February 29, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 89.6%
Issuer	Shares	Value ($)
Communication Services 7.5%
Diversified Telecommunication Services 7.5%
AT&T, Inc.	1,925,000	67,798,500
BCE, Inc.	550,000	24,381,500
Verizon Communications, Inc.	1,550,000	83,948,000
Total		176,128,000
Total Communication Services		176,128,000
Consumer Discretionary 3.9%
Automobiles 0.7%
General Motors Co.	550,000	16,775,000
Hotels, Restaurants & Leisure 1.1%
Extended Stay America, Inc.	925,000	10,156,500
Las Vegas Sands Corp.	275,000	16,035,250
Total		26,191,750
Household Durables 0.5%
Newell Brands, Inc.	750,000	11,572,500
Multiline Retail 1.1%
Target Corp.	235,000	24,205,000
Specialty Retail 0.5%
Home Depot, Inc. (The)	55,000	11,981,200
Total Consumer Discretionary		90,725,450
Consumer Staples 11.8%
Beverages 4.5%
Coca-Cola Co. (The)	750,000	40,117,500
PepsiCo, Inc.	500,000	66,015,000
Total		106,132,500
Food Products 1.5%
ConAgra Foods, Inc.	425,000	11,343,250
General Mills, Inc.	500,000	24,500,000
Total		35,843,250
Household Products 2.7%
Kimberly-Clark Corp.	205,000	26,893,950
Procter & Gamble Co. (The)	320,000	36,233,600
Total		63,127,550
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 3.1%
Altria Group, Inc.	535,000	21,597,950
Philip Morris International, Inc.	625,000	51,168,750
Total		72,766,700
Total Consumer Staples		277,870,000
Energy 9.9%
Oil, Gas & Consumable Fuels 9.9%
BP PLC, ADR	2,600,000	81,354,000
Chevron Corp.	850,000	79,339,000
ConocoPhillips Co.	340,000	16,462,800
Suncor Energy, Inc.	600,000	16,560,000
Valero Energy Corp.	325,000	21,531,250
Williams Companies, Inc. (The)	875,000	16,668,750
Total		231,915,800
Total Energy		231,915,800
Financials 14.9%
Banks 11.5%
Citigroup, Inc.	937,500	59,493,750
JPMorgan Chase & Co.	925,000	107,401,750
KeyCorp	1,100,000	17,985,000
Truist Financial Corp.	365,000	16,841,100
U.S. Bancorp	375,000	17,415,000
Wells Fargo & Co.	1,275,000	52,083,750
Total		271,220,350
Capital Markets 1.5%
Ares Capital Corp.	725,000	12,462,750
Morgan Stanley	485,000	21,839,550
Total		34,302,300
Insurance 1.9%
MetLife, Inc.	525,000	22,428,000
Principal Financial Group, Inc.	525,000	23,304,750
Total		45,732,750
Total Financials		351,255,400
Columbia Dividend Opportunity Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, February 29, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 15.2%
Biotechnology 5.2%
AbbVie, Inc.	775,000	66,425,250
Amgen, Inc.	175,000	34,952,750
Gilead Sciences, Inc.	312,500	21,675,000
Total		123,053,000
Pharmaceuticals 10.0%
Bristol-Myers Squibb Co.	600,000	35,436,000
Eli Lilly & Co.	205,000	25,856,650
Johnson & Johnson	725,000	97,498,000
Merck & Co., Inc.	600,000	45,936,000
Pfizer, Inc.	900,000	30,078,000
Total		234,804,650
Total Health Care		357,857,650
Industrials 5.7%
Aerospace & Defense 0.8%
Lockheed Martin Corp.	50,000	18,493,500
Air Freight & Logistics 1.2%
United Parcel Service, Inc., Class B	325,000	29,409,250
Airlines 0.7%
Delta Air Lines, Inc.	335,000	15,453,550
Electrical Equipment 0.8%
Eaton Corp. PLC	205,000	18,597,600
Machinery 1.2%
Caterpillar, Inc.	235,000	29,196,400
Road & Rail 1.0%
Union Pacific Corp.	150,000	23,971,500
Total Industrials		135,121,800
Information Technology 11.4%
Communications Equipment 2.8%
Cisco Systems, Inc.	1,675,000	66,882,750
Electronic Equipment, Instruments & Components 0.7%
Corning, Inc.	725,000	17,298,500
IT Services 2.2%
International Business Machines Corp.	395,000	51,409,250
Semiconductors & Semiconductor Equipment 3.3%
Broadcom, Inc.	110,000	29,988,200
Common Stocks (continued)
Issuer	Shares	Value ($)
Maxim Integrated Products, Inc.	250,000	13,905,000
Texas Instruments, Inc.	300,000	34,242,000
Total		78,135,200
Software 0.8%
Symantec Corp.	1,000,000	19,030,000
Technology Hardware, Storage & Peripherals 1.6%
Seagate Technology PLC	360,000	17,262,000
Western Digital Corp.	350,000	19,446,000
Total		36,708,000
Total Information Technology		269,463,700
Materials 2.4%
Chemicals 2.0%
Dow, Inc.	575,000	23,235,750
Nutrien Ltd.	575,000	23,247,250
Total		46,483,000
Metals & Mining 0.4%
Steel Dynamics, Inc.	400,000	10,652,000
Total Materials		57,135,000
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITS) 2.6%
Alexandria Real Estate Equities, Inc.	120,000	18,225,600
Duke Realty Corp.	700,000	22,729,000
Medical Properties Trust, Inc.	975,000	20,601,750
Total		61,556,350
Total Real Estate		61,556,350
Utilities 4.3%
Electric Utilities 2.1%
American Electric Power Co., Inc.	80,000	7,140,800
Edison International	280,000	18,813,200
Xcel Energy, Inc.	375,000	23,370,000
Total		49,324,000

2	Columbia Dividend Opportunity Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, February 29, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 2.2%
Ameren Corp.	315,000	24,885,000
DTE Energy Co.	85,000	9,491,950
NiSource, Inc.	625,000	16,887,500
Total		51,264,450
Total Utilities		100,588,450
Total Common Stocks (Cost $1,990,174,679)		2,109,617,600

Convertible Bonds 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.7%
AXA SA(a)
05/15/2021	7.250%	16,500,000	17,236,890
Total Convertible Bonds (Cost $16,873,377)			17,236,890

Convertible Preferred Stocks 8.8%
Issuer		Shares	Value ($)
Health Care 2.1%
Health Care Equipment & Supplies 2.1%
Becton Dickinson and Co.	6.125%	400,000	22,783,935
Danaher Corp.	4.750%	25,000	27,413,250
Total			50,197,185
Total Health Care			50,197,185
Industrials 0.5%
Machinery 0.5%
Stanley Black & Decker, Inc.	5.250%	125,000	11,703,000
Total Industrials			11,703,000
Information Technology 1.2%
Semiconductors & Semiconductor Equipment 1.2%
Broadcom, Inc.	8.000%	27,400	28,468,600
Total Information Technology			28,468,600
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Real Estate 1.0%
Equity Real Estate Investment Trusts (REITS) 1.0%
Crown Castle International Corp.	6.875%	18,000	22,937,466
Total Real Estate			22,937,466
Utilities 4.0%
Electric Utilities 2.0%
American Electric Power Co., Inc.	6.125%	555,000	28,954,572
NextEra Energy, Inc.	5.279%	412,500	18,843,000
Total			47,797,572
Multi-Utilities 1.4%
Dominion Energy, Inc.	7.250%	175,000	17,762,500
DTE Energy Co.	6.250%	300,000	13,755,600
Total			31,518,100
Water Utilities 0.6%
Essential Utilities, Inc.	6.000%	250,000	14,452,300
Total Utilities			93,767,972
Total Convertible Preferred Stocks (Cost $200,832,299)			207,074,223

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.641%(b),(c)	16,860,474	16,860,474
Total Money Market Funds (Cost $16,860,007)		16,860,474
Total Investments in Securities (Cost: $2,224,740,362)		2,350,789,187
Other Assets & Liabilities, Net		4,767,987
Net Assets		2,355,557,174

Columbia Dividend Opportunity Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, February 29, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 29, 2020, the total value of these securities amounted to $17,236,890, which represents 0.73% of total net assets.
(b)	The rate shown is the seven-day current annualized yield at February 29, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.641%
	8,889,232	553,753,587	(545,782,345)	16,860,474	(3,843)	467	439,735	16,860,474
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Dividend Opportunity Fund | Quarterly Report 2020